INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 8,885	$ 6,597	$ 4,652
Net income	904	650	806
OCI	(62)	590	(945)
Comprehensive income (loss)	842	1,240	(139)
Total
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	8,897	6,595	5,872
Net income	1,049	651	41
OCI	(1,495)	237	(138)
Comprehensive income (loss)	(446)	888	(97)
Net Income Attributable to the Partnership	131	224	(102)
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	1,715	1,046	541
Net income	364	354	92
OCI	(205)	26	110
Comprehensive income (loss)	159	380	202
Net Income Attributable to the Partnership	50	57	56
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	4,161	3,351	3,747
Net income	171	22	(74)
OCI	(1,419)	364	(856)
Comprehensive income (loss)	(1,248)	386	(930)
Net Income Attributable to the Partnership	(101)	2	(333)
Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	767	734	739
Net income	236	351	91
OCI	0	(54)	8
Comprehensive income (loss)	236	297	99
Net Income Attributable to the Partnership	136	184	46
Data
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	2,245	1,447	804
Net income	293	(38)	64
OCI	374	57	244
Comprehensive income (loss)	667	19	308
Net Income Attributable to the Partnership	45	(9)	74
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	9	17	41
Net income	(15)	(38)	(132)
OCI	(245)	(156)	356
Comprehensive income (loss)	(260)	(194)	224
Net Income Attributable to the Partnership	$ 1	$ (10)	$ 55